Consolidated Balance Sheets - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	SFr 2,651	SFr 3,376
Right-of-use assets	5,437	3,508
Intangible asset	50,416	50,416
Long-term financial assets	415	361
Total non-current assets	58,919	57,661
Current assets
Prepaid expenses	4,302	6,437
Accrued income	1,099	246
Other current receivables	1,104	622
Accounts receivable	0	14,800
Short-term financial assets	129,214	24,554
Cash and cash equivalents	36,275	78,494
Total current assets	171,994	125,153
Total assets	230,913	182,814
Shareholders' equity
Share capital	2,226	2,089
Share premium	478,506	474,907
Treasury shares	(218)	(105)
Currency translation differences	(5)	(51)
Accumulated losses	(368,239)	(316,197)
Total shareholders' equity	112,270	160,643
Non-current liabilities
Long-term deferred contract revenue	4,560
Long-term lease liabilities	4,401	2,825
Net employee defined benefit liabilities	8,844	5,770
Total non-current liabilities	17,805	8,595
Current liabilities
Trade and other payables	2,658	1,679
Accrued expenses	12,098	11,087
Short-term deferred income		138
Short-term deferred contract revenue	85,056
Short-term lease liabilities	1,026	672
Total current liabilities	100,838	13,576
Total liabilities	118,643	22,171
Total shareholders' equity and liabilities	SFr 230,913	SFr 182,814